General (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 28, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Reverse stock split	one-to-nine Reverse Stock Split
Cash and cash equivalent		$ 8,020	$ 10,787	$ 2,709
September 4, 2018 [Member]
Reverse stock split		1:15 reverse Stock Split	1:15 reverse Stock Split	1:15 reverse Stock Split
Microbot Israel [Member]
Conversion value of shares	2.9 shares
Common stock, par value	$ 0.01
Reverse stock split	one for nine reverse stock split
Conversion option to purchase common stock	176,182
Restricted shares issued	7,802,639
Microbot Israel [Member] | Before Reverse Split [Member]
Conversion value of shares	2.9 shares
Conversion option to purchase common stock	2,614,916
Restricted shares issued	7,802,639
Microbot Israel [Member] | Former Microbot Israel Shareholders [Member]
Conversion of stock number of common stock issued	1,788,884
Microbot Israel [Member] | Former Microbot Israel Shareholders [Member] | Before Reverse Split [Member]
Conversion of stock number of common stock issued	26,550,974